Litigation (Details) (Pending Litigation [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims accrual	$ 3.6	$ 3.8	$ 2.6	$ 3.1